Long-Term Liabilities	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Long-Term Liabilities

(11) Long-Term Liabilities

Other long-term liabilities in the accompanying consolidated balance sheets consist of the following (in thousands):

	April 30, 2021	January 31, 2021
Uncertain tax positions; including interest and penalties – long-term	$4,374	$5,794
Warrants	800	900
Other	216	204
Total other long-term liabilities	$5,390	$6,898

In connection with the Company’s emergence from Chapter 11, lenders holding second lien debt prior to the Petition Date also received warrants to purchase common shares of the Company, on or before August 27, 2025, which included (i) tranche A warrants to purchase 235,294 ordinary shares at a price of $262.34 per share and (ii) tranche B warrants to purchase 470,588 ordinary shares at a price of $274.84. The warrants are classified as a liability under GAAP and are remeasured at each balance sheet date, with changes in fair value being recorded in other income and expense. The Company recognized $0.1 million in other income related to the warrants for the three months ended April 30, 2021 (Successor).

(15)Long-Term Liabilities

Other long-term liabilities in the accompanying consolidated balance sheets consist of the following (in thousands):

	Successor	Predecessor
	January 31, 2021	January 31, 2020
Uncertain tax positions; including interest and penalties – long-term	$5,794	$6,025
Warrants	900	—
Other	204	1,547
Total other long-term liabilities	$6,898	$7,572

In connection with the Company’s emergence from Chapter 11, lenders holding second lien debt prior to the Petition Date also received warrants to purchase common shares of the Company, on or before August 27, 2025, which included (i) tranche A warrants to purchase 235,294 ordinary shares at a price of $262.34 per share and (ii) tranche B warrants to purchase 470,588 ordinary shares at a price of $274.84. The warrants are classified as a liability under GAAP and are remeasured at each balance sheet date, with changes in fair value being recorded in other income and expense. The Company recognized $2,900 in other income related to the warrants for the period from August 28, 2020 through January 31, 2021 (Successor).